INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary Of Income Tax Expense Benefit
A summary of the income tax (expense) benefit in the statements of income (loss) follows:

	2017	2016	2015
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$(1)	$9	$5
Deferred (expense) benefit	8	26	5
Total	$7	$35	$10

Schedule of Components of Income Tax Expense (Benefit)
The sources of the difference and their tax effects are as follows:

	2017	2016	2015
	(in millions)
Expected income tax (expense) benefit	$23	$33	$9
Dividends received deduction	2	2	1
Change in tax law	(18)	—	—
Income Tax (Expense) Benefit	$7	$35	$10

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred income taxes are as follows:

	December 31, 2017		December 31, 2016
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Reserves and reinsurance	$64	$—	$101	$—
DAC	—	49	—	81
Investments	5	—	—	11
Other	9	—	13	—
Total	$78	$49	$114	$92

Unrecognized Tax Benefits Reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2017	2016	2015
	(in millions)
Balance, beginning of year	$4	$7	$6
Additions/(Subtraction) for tax positions of prior years	—	(3)	1
Balance, End of Year	$4	$4	$7